Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 69,399	$ 58,700
Recognition of previously deferred revenue	56,102	48,253
Deferral of revenue	72,483	57,605
Increases from business combinations, net	115	2,188
Effect of movements in foreign exchange	82	(841)
Ending balance	85,977	69,399
Current	84,513	67,784
Long-term	1,464
Beginning balance	3,222	1,443
Transfers to trade receivables from contract assets	(1,291)	(824)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	1,104	2,618
Effect of movements in foreign exchange	(6)	(15)
Ending balance	$ 3,029	$ 3,222